Non-controlling Interest (NCI)	6 Months Ended
Jun. 30, 2025
Noncontrolling Interest [Abstract]
Non-controlling Interest (NCI)

9. Non-controlling Interest (NCI)

On July 5, 2023, the Company acquired an 60% equity interest in the newly incorporated entity Drykon for a consideration of $6,780 in cash. The remaining 40% acquired by an entity related to our Chief Executive Officer and Chairman for a consideration of $4,520 in cash. An agreement has been signed, between the shareholders of Drykon where all matters about Drykon’s, structure, operations and governance are determined and agreed in writing. Management assessed the terms of the agreement and concludes that there is disproportionality in between the financial interest and voting rights of the Company. More specifically, Pyxis owns 60% of the equity interest in Drykon, however, there are matters in the agreement requiring unanimous vote of all directors resulting in Pyxis only having a 50% share of the voting rights for these specific matters. A number of these matters that require a unanimous vote have been determined by the management to relate to activities that significantly affect the economic performance of Drykon and are considered by the management to be participating rights rather than protective in nature.

On May 9, 2024, the Company acquired an 60% equity interest in the newly incorporated entity Accuship for a consideration of $7,320 in cash and issuance of 267,857 restricted common shares. The remaining 40% acquired by an entity related to our Chief Executive Officer and Chairman for a consideration of $5,880 in cash. An agreement has been signed, between the shareholders of Accuship where all matters about Accuship’s, structure, operations and governance are determined and agreed in writing. Management assessed the terms of the agreement and concludes that there is disproportionality in between the financial interest and voting rights of the Company. More specifically, Pyxis owns 60% of the equity interest in Accuship, however, there are matters in the agreement requiring unanimous vote of all directors resulting in Pyxis only having a 50% share of the voting rights for these specific matters. A number of these matters that require a unanimous vote have been determined by the management to relate to activities that significantly affect the economic performance of Accuship and are considered by the management to be participating rights rather than protective in nature.

PYXIS TANKERS INC.

Notes to the unaudited interim Condensed Consolidated Financial Statements

(Expressed in thousands of U.S. Dollars, except for share and per share data)

9. Non-controlling Interest (NCI): - Continued:

Based on the above and the relevant guidance under ASC 810 “Consolidation”, management has assessed that Drykon and Accuship are considered as VIEs (Variable Interest Entity). Further, management assessed that Pyxis has a controlling variable interest in these VIEs thus, Pyxis should consolidate Drykon and Accuship.

For the six months ended June 30, 2025, joint ventures recorded a net loss of $389 of which 40% or $156 is attributable to NCI.

Amount
Balance, January 1, 2025	$6,288

Drykon Maritme Corp. income attributable to non-controlling interest (40%)	51
Accuship Maritme Ltd. loss attributable to non-controlling interest (40%)	(207)
Balance, June 30, 2025	$6,132